Taxes - Income tax expense credit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxes
Current	$ 2,429,480	$ 1,188,136	$ 529,162
Deferred		(1,799,791)	(165,500)
Total	$ 2,429,480	$ (611,655)	$ 363,662